Other operating expense - Schedule of Detailed Information on Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 12,760	$ 1,498
Restructuring and related costs	17,046	1,512
Acquisition related costs	0	773
Other operating expense	$ 29,806	$ 3,783